intangible assets and goodwill - LifeWorks Inc. (Details) - LifeWorks Inc. $ / shares in Units, $ in Billions	Jun. 16, 2022 CAD ($) $ / shares	Aug. 04, 2022
Disclosure of detailed information about business combination
Consideration per share | $ / shares	$ 33.00
Consideration for acquisition	$ 2.3
Net debt	$ 0.6
Aggregate consideration that is in the form of cash (as a percent)	50.00%
Aggregate consideration that is in the form of common shares (as a percent)	50.00%
Number of shares issued	37,000,000
Ratio of shares transferred	1.06420
Percent of shareholder's votes approving the transaction		99.93%